Offerings - Offering: 1	Dec. 01, 2025 USD ($)
Offering:
Other Rule	false
Security Type	Equity
Amount Registered	6,578,948
Proposed Maximum Offering Price per Unit	2.8
Maximum Aggregate Offering Price	$ 18,421,055
Offering Note
(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional shares of Common Stock as may from time to time be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or other similar transactions.

(2)

 Consists of 3,289,474 shares of Common Stock registered for sale by the selling stockholder named in this registration statement and 3,289,474 shares of Common Stock issuable upon the exercise of Warrants for $4.00 per share registered for sale by the selling stockholder named in this registration statement.

(3)

Pursuant to Rule 457(c) under the Securities Act of 1933, and estimated solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the Common Stock covered by this Registration Statement is estimated to be $2.80, which is the closing price per share of Common Stock as reported on Nasdaq as of November 26, 2025.